Offerings	Aug. 09, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Offering Note
(1)
The registrant is registering hereby an unspecified amount of securities of each identified class as may be offered, from time to time, hereunder, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Separate consideration may or may not be received for securities that are issued upon conversion, exercise or exchange of other securities.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares, no par value per share
Offering Note
(1)
The registrant is registering hereby an unspecified amount of securities of each identified class as may be offered, from time to time, hereunder, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Separate consideration may or may not be received for securities that are issued upon conversion, exercise or exchange of other securities.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
The registrant is registering hereby an unspecified amount of securities of each identified class as may be offered, from time to time, hereunder, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Separate consideration may or may not be received for securities that are issued upon conversion, exercise or exchange of other securities.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)
The registrant is registering hereby an unspecified amount of securities of each identified class as may be offered, from time to time, hereunder, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Separate consideration may or may not be received for securities that are issued upon conversion, exercise or exchange of other securities.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.
(3)
Units may be issued under a unit agreement and will represent an interest in one or more securities including shares of common stock or preferred stock, debt securities, or warrants, in any combination, which may or may not be separable from one another.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Maximum Aggregate Offering Price	$ 350,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 51,660
Offering Note
(1)
The registrant is registering hereby an unspecified amount of securities of each identified class as may be offered, from time to time, hereunder, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Separate consideration may or may not be received for securities that are issued upon conversion, exercise or exchange of other securities.

Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered	219,708,751
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 219,708,751
Amount of Registration Fee	$ 0
Carry Forward Form Type	S-3
Carry Forward File Number	333-260010
Carry Forward Initial Effective Date	Mar. 01, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 20,367
Offering Note
(4)
Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $219,708,751 of unsold shares (the “Unsold Securities”) of common shares, no par value per share (the “Common Shares”) previously registered pursuant to a prospectus supplement, filed with the Securities and Exchange Commission (the “SEC”) on March 1, 2022 (the “Prior Prospectus Supplement”), to the Registration Statement on Form S-3 (File No. 333-260010), which was filed with the SEC and became automatically effective on October 4, 2021 (the “Prior Registration Statement”), relating to the offer and sale of Common Shares having an aggregate offering price of up to $250,000,000 under its current “at-the-market” program. In connection with the filing of the Prior Prospectus Supplement, $23,175 was due and the registrant applied a fee of $16,354.14 previously paid relating to $124,005,112.11 of unsold Common Shares pursuant to Rule 457(p) under the Securities Act which remained unsold under a prospectus supplement, dated June 3, 2020, to the Prior Registration Statement. As of the date of this registration statement, Common Shares having an aggregate offering price of up to $219,708,751 were not sold under the Prior Prospectus Supplement, multiplied by the fee rate of $0.0000927 at the time results in the registration fee of $20,367.00 that has already been paid and remains unused with respect to the Unsold Securities will be applied to Common Shares that are being registered pursuant to this registration statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.